Condensed Statements of Operations (Unaudited) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
General and administrative expenses			$ 1,828,233	$ 3,350,507
Loss from operations			(1,828,233)	(3,350,507)
Other income:
Change in fair value of warrant liabilities			6,019,334	13,670,001
Interest earned on Investment held in Trust Account			8,697	22,554
Total other income, net			6,028,031	13,692,555
Income before income taxes			4,199,798	10,342,048
Net income (loss)		$ (1,000)	$ 4,199,798	$ 10,342,048
Weighted average shares outstanding of Class A common stock (in Shares)			34,500,000	28,434,066
Basic and diluted income per share, Class A common stock (in Dollars per share)			$ 0.1	$ 0.28
Weighted average shares outstanding of Class B common stock (in Shares)			8,625,000	8,427,198
Basic and diluted net income per share, Class B common stock (in Dollars per share)			$ 0.1	$ 0.28
Formation costs		$ 1,000
Weighted average shares outstanding, basic and diluted (in Shares)	[1]	7,500,000
Basic and diluted net loss per common share (in Dollars per share)		$ 0

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). On December 11, 2020, the Company effected a 47.91667-for-1 stock split and on February 11, 2021 the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.